Stockholders' Equity (Details 2) - Incentive Award Plan 2021 [Member] - USD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding at beginning of period		1,075,000	829,500
Weighted average exercise price outstanding at beginning of period		$ 3.77	$ 3.43
Aggregate intrinsic value outstanding at beginning of period			$ 1,622,855
Number of options, Granted		1,045	245,500
Weighted average exercise price, Granted		$ 345.00	$ 4.92
Aggregate intrinsic value, Granted		$ 1,738,240	$ 115,385
Number of options, Exercised
Number of options, Forfeited		72
Number of options outstanding at end of period		11,729	1,075,000
Weighted average exercise price outstanding at end of period		$ 374.61	$ 3.77
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		8 years 8 months 4 days	9 years 4 months 20 days
Aggregate intrinsic value outstanding at end of period			$ 1,738,240
Number of options exercisable at end of period		10,309	929,165
Weighted average exercise price, Exercisable at end of period			$ 3.59
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		8 years 7 months 17 days	9 years 4 months 6 days
Aggregate intrinsic value exercisable at end of period			$ 1,669,697
Aggregate intrinsic value outstanding at beginning of period	[1]
Weighted average exercise price, Forfeited		$ 345.00
Aggregate intrinsic value outstanding at end of period	[1]
Weighted average exercise price exercisable at beginning of period		$ 364.11
Aggregate intrinsic value exercisable at end of period	[1]

[1]	The aggregate intrinsic value of options outstanding and options exercisable at beginning of period and as of September 30, 2024 is $0, as all options are out of the money.